Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on Recurring Basis (Details) (Financial Instruments Not Measured at Fair Value on a Recurring Basis, USD $)
In Millions, unless otherwise specified
	Nov. 30, 2014		Nov. 30, 2013
Carrying Value
Assets
Cash and cash equivalents	$ 240	[1]	$ 349	[1]
Restricted cash	11
Long-term other assets	156	[2]	110	[2]
Total	407		459
Liabilities
Total	9,088		9,560
Carrying Value | Fixed Rate
Liabilities
Debt	4,433	[3]	5,574	[3]
Carrying Value | Floating Rate
Liabilities
Debt	4,655	[3]	3,986	[3]
Fair Value | Level 1
Assets
Cash and cash equivalents	240	[1]	349	[1]
Restricted cash	11
Long-term other assets	1	[2]	1	[2]
Total	252		350
Fair Value | Level 2
Assets
Long-term other assets	103	[2]	58	[2]
Total	103		58
Liabilities
Total	9,305		9,938
Fair Value | Level 2 | Fixed Rate
Liabilities
Debt	4,743	[3]	5,941	[3]
Fair Value | Level 2 | Floating Rate
Liabilities
Debt	4,562	[3]	3,997	[3]
Fair Value | Level 3
Assets
Long-term other assets	49	[2]	50	[2]
Total	$ 49		$ 50

[1]	Cash and cash equivalents are comprised of cash on hand, and at November 30, 2013 also include time deposits. Due to their short maturities, the carrying values approximate their fair values.
[2]	ssengers.
[3]	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2014 and 2013 being lower than the fixed interest rates on these debt obligations, including the impact of any changes in our credit ratings. At November 30, 2014 and 2013, the net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2014 and 2013 being slightly higher and slightly lower, respectively, than the floating interest rates on these debt obligations, including the impact of any changes in our credit ratings. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1 and, accordingly, are considered Level 2. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.